SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 380,904	$ 352,673	$ 310,102
Interest expenses capitalized	30,360	11,834	0
Impairment loss recognized on goodwill and intangible assets	0	13,867	0
Impairment loss	3,643	8,127	9,590
Gaming taxes and license fees	842,722	754,733	2,550,755
Advertising and promotional expenses	39,811	34,061	89,376
Operating lease right-of-use assets	68,034	92,213		$ 154,459
Operating lease liabilities	$ 79,660			$ 170,833
Amortization method	costs over 10 years or the respective estimated useful lives of the entertainment shows, whichever is shorter.
Japan Ski Resort [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss recognized on goodwill and intangible assets		$ 13,867
Freehold land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss	$ 1,147		$ 6,293
Internal-use Software [Member] | Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Internal-use Software [Member] | Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	15 years
Land Use Rights [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Amortization method	straight-line basis